Impairment losses and goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill [abstract]
Schedule of goodwill impairment losses

(in millions of euros)	2021	2020	2019
Spain	(3,702)	—	—
Jordan	—	—	(54)
Total of impairment of goodwill	(3,702)	—	(54)

Schedule of goodwill

(in millions of euros)	December 31, 2021			December 31, 2020	December 31, 2019
	Gross value	Accumulated	Net book value	Net book value	Net book value
		impairment
		losses
France	14,377	(13)	14,364	14,364	14,364
Europe	13,712	(7,633)	6,079	9,512	9,537
Spain	6,986	(3,816)	3,170	6,872	6,872
Romania	2,074	(570)	1,504	1,236	1,236
Slovakia	806	—	806	806	806
Belgium	1,049	(713)	336	336	350
Poland	2,650	(2,515)	135	136	140
Moldova	80	—	80	76	83
Luxembourg	68	(19)	50	50	50
Africa & Middle East	2,605	(1,140)	1,465	1,443	1,481
Burkina Faso	428	—	428	428	428
Côte d’Ivoire	417	(42)	375	375	375
Morocco	265	—	265	253	257
Sierra Leone	114	—	114	118	134
Jordan	277	(166)	111	103	112
Cameroon	134	(90)	44	44	44
Other	971	(843)	128	122	131
Enterprise	2,887	(649)	2,237	2,225	2,245
International Carriers & Shared Services	18	—	18	18	18
Mobile Financial Services	28	—	28	35	—
Goodwill	33,626	(9,435)	24,192	27,596	27,644

(in millions of euros)		December 31,	December 31,	December 31,
	Note	2021	2020	2019
Gross Value in the opening balance		33,273	33,579	32,949
Acquisitions(1)		266	26	520
Disposals		(4)	—	(4)
Translation adjustment		91	(331)	111
Reclassifications and other items		—	—	3
Gross Value in the closing balance		33,626	33,273	33,579
Accumulated impairment losses in the opening balance		(5,678)	(5,935)	(5,775)
Impairment	7.1	(3,702)	—	(54)
Disposals		(0)	—	4
Translation adjustment		(55)	257	(110)
Accumulated impairment losses in the closing balance		(9,435)	(5,678)	(5,935)
Net book value of goodwill		24,192	27,596	27,644

Schedule of the parameters used for the determination of recoverable amounts

December 31, 2021	France		Spain	Poland	Enterprise	Romania

Basis of recoverable amount	Value in use
Source used	Internal plan
Methodology	Discounted cash flow
Perpetuity growth rate	0.8%		1.5%	1.5%	0.3%	2.5%
Post-tax discount rate	5.8	%(1)	6.8%	7.3%	8.3%	7.0%
Pre-tax discount rate	7.6%		8.4%	8.5%	11.1%	7.9%
								Belgium/
December 31, 2020	France		Spain	Poland	Enterprise	Romania	Morocco	Luxembourg

Basis of recoverable amount	Value in use							Fair value
Source used	Internal plan							NA
Methodology	Discounted cash flow							NA
Perpetuity growth rate	0.8%		1.5%	1.5%	0.3%	2.3%	2.8%	NA
Post-tax discount rate	5.5	%(1)	6.5%	7.3%	7.5%	7.5%	7.3%	NA
Pre-tax discount rate	7.4%		8.1%	8.5%	10.2%	8.5%	8.6%	NA
						Sierra
December 31, 2019	France		Spain	Poland	Enterprise	Leone	Liberia	Belgium

Basis of recoverable amount	Value in use
Source used	Internal plan
Methodology	Discounted cash flow
Perpetuity growth rate	0.8%		1.5%	1.5%	0.3%	3.8%	3.8%	0.5%
Post-tax discount rate	6.0	%(1)	7.3%	8.3%	7.5%	13.0%	13.0%	7.5%
Pre-tax discount rate	8.1%		9.1%	9.7%	10.0%	15.9%	15.9%	9.6%

(1)	The after-tax discount rate for France includes a corporate tax reduction of 25.83% by 2022.

Schedule of other assumptions that affect the assessment of the recoverable amount

	December 31,	December 31,	December 31,
	2021	2020	2019
Basis of recoverable amount	Value in use	Value in use	Value in use
Source used	Internal plan	Internal plan	Internal plan
Methodology	Discounted net fees	Discounted net fees	Discounted net fees
Perpetuity growth rate	1.3%	1.2%	1.1%
Post-tax discount rate	7.7%	6.9%	7.4%
Pre-tax discount rate	9.8%	8.3%	8.8%

The sensitivity analysis did not highlight any risk of impairment of the Orange brand.

Schedule of sensitivity analysis of recoverable amounts of cash generating unit

			Decrease in the discounted cash
	Increase in discount rate in order	Decrease in the perpetual growth	flows of the terminal value in
	for the recoverable amount to be	rate in order for the recoverable	order for the recoverable amount to
	equal to the net carrying value (in	amount to be equal to the net	be equal to the net carrying value
	basis points)	carrying value (in basis points)	(in %)
December 31, 2021
France	+234 bp	(217) bp	-39%
Spain	+19 bp	(21) bp	-4%
Poland	+269 bp	(221) bp	-30%
Enterprise	+1,125 bp	(1,026) bp	-83%
Romania	+44 bp	(45) bp	-10%

December 31, 2020
France	+141 bp	(124) bp	-28%
Spain	+1 bp	(1) bp	0%
Poland	+189 bp	(151) bp	-23%
Enterprise	+1,067 bp	(1,691) bp	-82%
Romania	+49 bp	(49) bp	-9%
Morocco	+354 bp	(433) bp	-53%
Belgium	n/a	n/a	n/a

December 31, 2019
France	+252 bp	(243) bp	-34%
Spain	+54 bp	(63) bp	-11%
Poland	+200 bp	(178) bp	-24%
Enterprise	+1,130 bp	(1,783) bp	-74%
Belgium	+856 bp	(711) bp	-69%
Sierra Leone	+50 bp	(86) bp	-9%
Liberia	+83 bp	(154) bp	-15%